TRADE AND NOTES PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND NOTES PAYABLES
TRADE AND NOTES PAYABLES

23      TRADE AND NOTES PAYABLES

	December 31, 2021	December 31, 2020
		(Restated)
Trade payables	10,946,272	9,976,432
Notes payable	4,559,171	5,467,922
	15,505,443	15,444,354

As of December 31, 2021, except for trade and notes payables of the Group amounting to RMB241 million which were denominated in USD (December 31, 2020: RMB35 million in USD), all remaining balances of trade and notes payables were denominated in RMB.

23      TRADE AND NOTES PAYABLES (CONTINUED)

The ageing analysis of trade and notes payables is as follows:

	December 31, 2021	December 31, 2020
		(Restated)
Within 1 year	14,941,793	14,926,948
Between 1 and 2 years	131,152	210,587
Between 2 and 3 years	129,356	119,587
Over 3 years	303,142	187,232

	15,505,443	15,444,354

The trade and notes payables are non-interest bearing and are normally settled within one year.